Intangible Assets	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets

12. Intangible assets

	Patents	Trademarks	Other intangibles[3]	Total fair value
	$	$	$	$
Year ended 30 June 2023

Opening net book amount	-	-	-	-
Acquisition of assets[1]	22,822,000	28,904,000	991,000	52,717,427
Amortisation charge[2]	-	-	-	-
Closing net book amount	22,822,000	28,904,000	991,000	52,717,427

At 30 June 2023

Cost	22,822,000	28,904,000	991,000	52,717,427
Accumulated amortization and impairment2	-	-	-	-
Net book amount	22,822,000	28,904,000	991,000	52,717,427

[1]	On 4 August 2022, the Company completed the acquisition of APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. In addition to the shares issued to APIRx, the Company issued 13,090,170 IHL ordinary shares & 9,000,000 IHL options to Ryba LLC as part of their engagement terms as lead M&A advisors, which were included in the cost of the assets acquired. The total cost was allocated to the acquired assets on the basis of the assets’ relative fair values.
[2]	Patents have been assessed to have a 13-year useful life; trademarks have an indefinite useful life. There has been no amortisation at period end as the assets are not available for use yet.
[3]	Other intangibles relates to the fair value of other IP assets acquired, including pending or inactive patents.

Impairment testing for intangible assets with indefinite life or that are not yet available for use

The accounting standards state that an impairment test must be performed annually for indefinite life intangible assets such as patents and trademarks. Further, companies must also assess at each reporting date whether there is any indication that the asset may be impaired and, if so, perform an impairment test.

The recoverable amount was determined using the Relief from Royalty (‘RFR’) valuation method. Fair value was measured largely using Level 2 and Level 3 inputs under AASB 13 Fair Value Measurement. The key assumptions are outlined below.

The calculations reflect a thirteen-year revenue forecast and requires the use of assumptions, including estimated royalty rates, tax rate, estimated discount rates and expected useful life.

The thirteen-year revenue forecast is based on the Group’s thirteen-year forecasts relating to acquired drug candidates currently in the pre-clinical and active clinical stages, being Medchew, Chewell, CannQuit O, CannQuit N and Renecann which was presented to the Audit committee. The thirteen-year forecast is based on the expiry date of each of the 20 granted patents, the average useful life for the granted patents is approximately 13 years. Accordingly, the revenue forecast exceeds five years and extends through to the end of 2035. The Company’s confident that the valuation of the Patents and Trademarks are reliable and were based on past experience and the Company’s forecast operating and financial performance. Revenue beyond the thirteen-year period applied a terminal growth rate of 11.20% for revenue growth.

The following key assumptions were used in the Relief from Royalty model:

	Patents	Trademarks
Royalty rate[1]	5.25%	6.25%
Terminal growth rate[2]	N/A	11.20%
Post-tax discount rate[3]	42.5%	42.5%
Discount rate premium[4]	1.00%	1.00%
Tax rate[5]	30.00%	30.00%
Compound annual revenue growth rate[6]	10.18%	10.18%

[1]	The royalty rates (a percentage of gross revenue) used in the valuation models is based on rates observed in the market.
[2]	The terminal growth rate is a blended rate based on the relative proportion of revenue generated by each Trademark at the end of the forecast period, and the expected market growth of the drugs market specific to the indications treated by the drug candidates under those Trademarks.
[3]	The discount rate applied has been determined with reference to the rates of return expected by venture capitalists investing in early-stage companies based on academic research and empirical evidence.
[4]	Intangible assets, by their nature, generally carry more risk than tangible assets and therefore, the return required for tangible assets such as working capital and fixed assets is typically lower than the company discount rate, and the return required for intangible assets is higher than the discount rate.
[5]	The tax rate applied in the valuation model is based on the Australian corporate tax rate of 30.0%.
[6]	Compounded annual growth rate over 10 years from FY25-35.

There is no indication of impairment at balance date.